Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

29. Subsequent Events

        On January 5, 2018, the Group prepaid $29,750 of the outstanding debt of GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd., which would have been originally due in April 2018.

        On January 8, 2018, GasLog took delivery of the GasLog Houston, an LNG carrier of 174,000 cbm with low pressure, dual-fuel two-stroke engine propulsion ("LP-2S") constructed by Hyundai.

        On January 12, 2018, GasLog entered into a shipbuilding contract with Samsung for the construction of a 180,000 cbm GTT Mark III Flex LNG Carrier with LP-2S propulsion (Hull No. 2213) that is scheduled to be delivered in the second quarter of 2020. This vessel will now be the vessel to be chartered to Centrica for an initial period of approximately seven years. The 180,000 cbm GTT Mark III Flex Plus LNG Carrier with LP-2S propulsion (Hull No. 2212) to be delivered in the third quarter of 2019 is currently without charter.

        On January 17, 2018, GasLog Partners completed a public offering of 4,600,000 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the "Partnership's Series B Preference Units"), including 600,000 units issued upon the exercise in full by the underwriters of their option to purchase additional Partnership's Series B Preference Units, at a price to the public of $25.00 per preference unit. The net proceeds from the offering, after deducting underwriting discounts, commissions and other offering expenses, were $110,988. The Partnership's Series B Preference Units are listed on the New York Stock Exchange under the symbol "GLOP PR B".

        On February 15, 2018, the board of directors declared a quarterly cash dividend of $0.14 per common share payable on March 15, 2018 to shareholders of record as of March 5, 2018.

        On February 23, 2018, a wholly owned subsidiary of GasLog executed an FSRU Operation and Maintenance Agreement with Gastrade. This agreement is tied to the Terminal Use Agreement and subject to final investment decision ("FID") of the Alexandroupolis Project.